Fair Value Measurement - Summary of Financial Instruments Carried On Consolidated Balance Sheet at Fair Value (Detail) - CAD ($) $ in Millions	Jul. 31, 2023	Apr. 30, 2023	Jan. 31, 2023	Oct. 31, 2022	Jul. 31, 2022	Apr. 30, 2022	Oct. 31, 2021
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Deposits with banks	$ 26,867			$ 32,326
Debt securities mandatorily measured and designated at FVTPL	82,432			67,296
Business and government	194,350			188,542
Residential mortgages	272,525			269,706
Debt securities measured at FVOCI	60,945			56,099
FVO securities purchased under resale agreements	73,888			69,213
Derivative instruments	30,035			43,035
Obligations related to securities sold short	17,749			15,284
Obligations related to securities sold under repurchase agreements	81,863			77,171
Derivative instruments	38,513			52,340
At fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Deposits with banks				1,668
Debt securities mandatorily measured and designated at FVTPL	35,593			35,624
Business and government	687			963
Residential mortgages	4			4
Loans mandatorily measured at FVTPL	691			967
Debt securities measured at FVOCI	60,389			55,577
FVO securities purchased under resale agreements	15,936			15,587
Derivative instruments	30,035			43,035
Total financial assets	190,039			184,652
Deposits and other liabilities	(34,529)			(27,317)
Obligations related to securities sold short	(17,749)			(15,284)
Obligations related to securities sold under repurchase agreements	(3,158)			(4,087)
Derivative instruments	(38,513)			(52,340)
Total financial liabilities	(93,949)			(99,028)
Government issued or guaranteed [member] | At fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Debt securities mandatorily measured and designated at FVTPL	28,583			28,150
Debt securities measured at FVOCI	52,643			47,088
Corporate equity [member] | At fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Equity securities mandatorily measured at FVTPL and designated at FVOCI	47,395			32,194
Corporate debt [member] | At fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Debt securities mandatorily measured and designated at FVTPL	3,520			3,611
Debt securities measured at FVOCI	6,197			6,967
Mortgage and asset backed [member] | At fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Debt securities mandatorily measured and designated at FVTPL	3,490			3,863
Debt securities measured at FVOCI	1,549			1,522
Interest rate derivatives [member] | At fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Derivative instruments	7,770			8,273
Derivative instruments	(13,371)			(14,384)
Foreign exchange derivatives [member] | At fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Derivative instruments	11,471			21,297
Derivative instruments	(13,983)			(27,229)
Credit derivatives [member] | At fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Derivative instruments	67			59
Derivative instruments	(67)			(63)
Equity derivatives [member] | At fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Derivative instruments	7,191			5,125
Derivative instruments	(8,227)			(6,374)
Precious metal and other commodity [member] | At fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Derivative instruments	3,536			8,281
Derivative instruments	(2,865)			(4,290)
Level 1 of fair value hierarchy [member] | At fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Debt securities mandatorily measured and designated at FVTPL	1,949			2,611
Debt securities measured at FVOCI	2,883			4,888
Derivative instruments	4,661			2,876
Total financial assets	55,480			41,337
Obligations related to securities sold short	(6,656)			(5,499)
Derivative instruments	(4,010)			(3,586)
Total financial liabilities	(10,666)			(9,085)
Level 1 of fair value hierarchy [member] | Government issued or guaranteed [member] | At fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Debt securities mandatorily measured and designated at FVTPL	1,949			2,611
Debt securities measured at FVOCI	2,883			4,888
Level 1 of fair value hierarchy [member] | Corporate equity [member] | At fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Equity securities mandatorily measured at FVTPL and designated at FVOCI	45,987			30,962
Level 1 of fair value hierarchy [member] | Interest rate derivatives [member] | At fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Derivative instruments				6
Derivative instruments	(2)			(1)
Level 1 of fair value hierarchy [member] | Equity derivatives [member] | At fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Derivative instruments	4,634			2,776
Derivative instruments	(3,932)			(3,220)
Level 1 of fair value hierarchy [member] | Precious metal and other commodity [member] | At fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Derivative instruments	27			94
Derivative instruments	(76)			(365)
Level 2 of fair value hierarchy [member] | At fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Deposits with banks				1,668
Debt securities mandatorily measured and designated at FVTPL	33,434			32,804
Business and government	538			276
Residential mortgages	4			4
Loans mandatorily measured at FVTPL	542			280
Debt securities measured at FVOCI	57,506			50,689
FVO securities purchased under resale agreements	15,936			15,587
Derivative instruments	25,308			40,092
Total financial assets	133,580			141,893
Deposits and other liabilities	(34,177)			(26,908)
Obligations related to securities sold short	(11,093)			(9,785)
Obligations related to securities sold under repurchase agreements	(3,158)			(4,087)
Derivative instruments	(33,381)			(47,168)
Total financial liabilities	(81,809)			(87,948)
Level 2 of fair value hierarchy [member] | Government issued or guaranteed [member] | At fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Debt securities mandatorily measured and designated at FVTPL	26,634			25,539
Debt securities measured at FVOCI	49,760			42,200
Level 2 of fair value hierarchy [member] | Corporate equity [member] | At fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Equity securities mandatorily measured at FVTPL and designated at FVOCI	854			773
Level 2 of fair value hierarchy [member] | Corporate debt [member] | At fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Debt securities mandatorily measured and designated at FVTPL	3,518			3,609
Debt securities measured at FVOCI	6,197			6,967
Level 2 of fair value hierarchy [member] | Mortgage and asset backed [member] | At fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Debt securities mandatorily measured and designated at FVTPL	3,282			3,656
Debt securities measured at FVOCI	1,549			1,522
Level 2 of fair value hierarchy [member] | Interest rate derivatives [member] | At fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Derivative instruments	7,750			8,249
Derivative instruments	(12,301)			(12,850)
Level 2 of fair value hierarchy [member] | Foreign exchange derivatives [member] | At fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Derivative instruments	11,471			21,297
Derivative instruments	(13,983)			(27,229)
Level 2 of fair value hierarchy [member] | Credit derivatives [member] | At fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Derivative instruments	23			14
Derivative instruments	(18)			(13)
Level 2 of fair value hierarchy [member] | Equity derivatives [member] | At fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Derivative instruments	2,555			2,345
Derivative instruments	(4,290)			(3,151)
Level 2 of fair value hierarchy [member] | Precious metal and other commodity [member] | At fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Derivative instruments	3,509			8,187
Derivative instruments	(2,789)			(3,925)
Level 3 of fair value hierarchy [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Total financial assets	979	$ 1,129	$ 1,252	1,422	$ 1,316	$ 1,224	$ 1,588
Total financial liabilities	(1,474)	$ (1,163)	$ (1,235)	(1,995)	$ (1,096)	$ (1,486)	$ (1,009)
Level 3 of fair value hierarchy [member] | At fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Debt securities mandatorily measured and designated at FVTPL	210			209
Business and government	149			687
Loans mandatorily measured at FVTPL	149			687
Derivative instruments	66			67
Total financial assets	979			1,422
Deposits and other liabilities	(352)			(409)
Derivative instruments	(1,122)			(1,586)
Total financial liabilities	(1,474)			(1,995)
Level 3 of fair value hierarchy [member] | Corporate equity [member] | At fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Equity securities mandatorily measured at FVTPL and designated at FVOCI	554			459
Level 3 of fair value hierarchy [member] | Corporate debt [member] | At fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Debt securities mandatorily measured and designated at FVTPL	2			2
Level 3 of fair value hierarchy [member] | Mortgage and asset backed [member] | At fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Debt securities mandatorily measured and designated at FVTPL	208			207
Level 3 of fair value hierarchy [member] | Interest rate derivatives [member] | At fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Derivative instruments	20			18
Derivative instruments	(1,068)			(1,533)
Level 3 of fair value hierarchy [member] | Credit derivatives [member] | At fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Derivative instruments	44			45
Derivative instruments	(49)			(50)
Level 3 of fair value hierarchy [member] | Equity derivatives [member] | At fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Derivative instruments	2			4
Derivative instruments	$ (5)			$ (3)